Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2024	2023	2022
Balance at January 1	$34,389	$30,359	$26,164
Less reinsurance recoverables on unpaid losses	4,789	5,559	4,734
Net balance at January 1	29,600	24,800	21,430
Incurred related to:
Current year	49,476	44,561	38,209
Prior years	(416)	1,094	(86)
Total incurred	49,060	45,655	38,123
Paid related to:
Current year	28,909	26,875	23,543
Prior years	15,181	13,980	11,210
Total paid	44,090	40,855	34,753
Net balance at December 31	34,570	29,600	24,800
Plus reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Balance at December 31	$39,057	$34,389	$30,359

Short-duration Insurance Contracts, Claims Development
Only 2024 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Personal Lines property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Vehicles - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$5,434	$5,405	$5,386	$5,458	$5,335	$0	757,059
2021		6,716	6,862	6,936	6,943	139	885,883
2022			7,077	7,302	7,226	168	842,089
2023				8,616	8,365	458	899,528
2024					9,700	1,991	922,906
				Total	$37,569
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,383	$4,112	$4,797	$5,122	$5,257
2021		2,855	5,239	6,183	6,569
2022			3,019	5,564	6,486
2023				3,527	6,311
2024					3,753
				Total	$28,376
	All outstanding liabilities before 2020, net of reinsurance[1]				101
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$9,294
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,329	$3,320	$3,327	$3,323	$3,334	$0	1,785,155
2021		4,708	4,624	4,629	4,619	0	2,106,004
2022			5,429	5,545	5,584	27	2,033,436
2023				5,775	5,880	(16)	2,116,608
2024					6,214	(262)	2,110,655
				Total	$25,631
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,250	$3,323	$3,323	$3,328	$3,332
2021		4,438	4,621	4,612	4,617
2022			5,176	5,542	5,549
2023				5,584	5,883
2024					5,932
				Total	$25,313
	All outstanding liabilities before 2020, net of reinsurance[1]				6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$324
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$5,357	$5,323	$5,302	$5,343	$5,235	$0	789,868
2021		6,965	7,180	7,244	7,235	118	981,585
2022			7,563	7,870	7,799	160	973,940
2023				9,628	9,424	436	1,095,697
2024					11,584	2,218	1,224,816
				Total	$41,277
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,301	$4,019	$4,721	$5,036	$5,165
2021		2,915	5,461	6,488	6,899
2022			3,132	5,983	7,023
2023				3,926	7,160
2024					4,496
				Total	$30,743
	All outstanding liabilities before 2020, net of reinsurance[1]				83
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,617
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,776	$3,753	$3,766	$3,762	$3,773	$0	2,139,157
2021		5,752	5,568	5,573	5,570	3	2,602,980
2022			6,613	6,724	6,763	22	2,608,806
2023				7,578	7,678	(32)	2,858,910
2024					8,241	(398)	2,978,088
				Total	$32,025
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,720	$3,766	$3,762	$3,767	$3,771
2021		5,422	5,579	5,560	5,565
2022			6,326	6,732	6,732
2023				7,362	7,692
2024					7,851
				Total	$31,611
	All outstanding liabilities before 2020, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$415
[1] Required supplementary information (unaudited)

Personal Lines - Property
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$1,224	$1,247	$1,261	$1,256	$1,258	$2	88,732
2021		1,540	1,516	1,503	1,498	6	89,934
2022			1,665	1,622	1,612	28	90,182
2023				1,583	1,605	95	81,801
2024					1,696	392	75,902
				Total	$7,669
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$833	$1,141	$1,211	$1,237	$1,250
2021		1,035	1,375	1,444	1,476
2022			1,042	1,470	1,545
2023				1,078	1,441
2024					1,050
				Total	$6,762
	All outstanding liabilities before 2020, net of reinsurance[1]				4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$911
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,336	$2,389	$2,419	$2,437	$2,418	$15	117,487
2021		3,447	3,527	3,574	3,581	79	156,656
2022			4,526	4,835	4,862	180	182,645
2023				5,456	5,502	472	189,384
2024					5,552	1,136	187,406
				Total	$21,915
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$441	$1,110	$1,629	$2,044	$2,255
2021		574	1,546	2,414	2,990
2022			749	2,086	3,232
2023				848	2,307
2024					853
				Total	$11,637
	All outstanding liabilities before 2020, net of reinsurance[1]				134
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,412
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$632	$625	$622	$625	$623	$0	99,612
2021		921	910	910	910	2	121,945
2022			1,315	1,330	1,329	3	147,349
2023				1,352	1,336	(4)	162,717
2024					1,200	(7)	151,280
				Total	$5,398
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$541	$622	$620	$621	$622
2021		764	903	902	906
2022			1,114	1,315	1,321
2023				1,184	1,328
2024					1,066
				Total	$5,243
	All outstanding liabilities before 2020, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$156
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2024
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024
2015	$51	$45	$46	$48	$47	$45	$45	$45	$45	$45	$3	9,528
2016		52	43	41	42	40	40	40	40	40	2	7,649
2017			63	55	51	49	46	48	55	54	9	17,683
2018				82	81	77	77	77	82	83	11	15,494
2019					81	83	85	88	88	88	8	10,732
2020						75	81	82	83	83	11	9,561
2021							84	87	89	85	16	9,409
2022								84	81	82	18	7,740
2023									85	85	27	7,512
2024										61	35	5,028
									Total	$706
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024
2015	$7	$18	$27	$31	$34	$36	$37	$38	$39	$40
2016		9	21	27	31	33	34	35	36	36
2017			10	24	31	35	37	40	42	42
2018				18	40	50	57	62	65	67
2019					20	42	56	65	71	75
2020						16	39	52	60	64
2021							17	40	52	61
2022								18	40	51
2023									18	42
2024										13
									Total	$491
			All outstanding liabilities before 2015, net of reinsurance[1]							31
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$246
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2024	2023
Net outstanding liabilities
Personal Lines
Vehicles
Agency, Liability	$9,294	$8,109
Agency, Physical Damage	324	213
Direct, Liability	10,617	8,818
Direct, Physical Damage	415	223
Property	911	745
Commercial Lines
Liability	10,412	9,192
Physical Damage	156	197
Other	246	261
Other business	177	89
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	32,552	27,847
Reinsurance recoverables on unpaid claims
Personal Lines
Vehicles
Agency, Liability	912	875
Agency, Physical Damage	0	0
Direct, Liability	1,559	1,471
Direct, Physical Damage	0	0
Property	567	632
Commercial Lines
Liability	845	1,078
Physical Damage	1	1
Other	218	216
Other business	354	475
Total reinsurance recoverables on unpaid claims	4,456	4,748
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,018	1,753
Reinsurance recoverables on unpaid claims	31	41
Total gross liability for unpaid claims and claim adjustment expense	$39,057	$34,389

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2024:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Vehicles
Agency, Liability	41.4%	33.9%	13.1%	5.8%	2.5%
Agency, Physical Damage	95.1	4.7	0	0.1	0.1
Direct, Liability	40.6	34.9	13.7	5.8	2.5
Direct, Physical Damage	95.8	3.9	(0.1)	0.1	0.1
Property	65.7	24.1	4.9	2.1	1.0
Commercial Lines
Liability	15.8	27.1	23.3	16.5	8.7
Physical Damage	86.5	13.5	0.1	0.3	0.2
Other	20.7	26.8	14.6	9.4	5.6